Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$59,354,175.83	0.3136118	$51,517,819.10	0.2722066	$7,836,356.73
Total Securities	$59,354,175.83	0.0591024	$51,517,819.10	0.0512993	$7,836,356.73

Weighted Avg. Coupon (WAC)	4.92%		4.96%
Weighted Avg. Remaining Maturity (WARM)	16.54		15.81
Pool Receivables Balance	$81,816,461.39		$73,873,992.16
Remaining Number of Receivables	17,852		17,235

Adjusted Pool Balance	$81,068,087.58		$73,231,730.85

III. COLLECTIONS

Principal:
Principal Collections	$7,803,448.69
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$138,238.22
Total Principal Collections	$7,941,686.91

Interest:
Interest Collections	$332,783.21
Late Fees & Other Charges	$25,982.96
Interest on Repurchase Principal	$-
Total Interest Collections	$358,766.17

Collection Account Interest	$539.22
Reserve Account Interest	$391.14
Servicer Advances	$-

Total Collections	$8,301,383.44

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$8,301,383.44
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$8,301,383.44

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$68,180.38		$68,180.38	$68,180.38
Collection Account Interest					$539.22
Late Fees & Other Charges					$25,982.96
Total due to Servicer					$94,702.56

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$64,300.36		$64,300.36

Total Interest:		$64,300.36		$64,300.36	$64,300.36

Available Funds Remaining:					$8,142,380.52

3. Regular Principal Distribution Amount:					$7,836,356.73

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$7,836,356.73
Class A Notes Total:	$7,836,356.73	$7,836,356.73
Total Noteholders Principal		$7,836,356.73

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			306,023.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$748,373.81
Beginning Period Amount	$748,373.81
Current Period Amortization	$106,112.50
Ending Period Required Amount	$642,261.31
Ending Period Amount	$642,261.31
Next Distribution Date Amount	$546,120.75

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	26.78%	29.65%	29.65%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.82%	16,859	96.50%	$71,288,290.37
30 - 60 Days	1.69%	292	2.69%	$1,984,415.40
61 - 90 Days	0.40%	69	0.68%	$502,960.17
91 + Days	0.09%	15	0.13%	$98,326.22
		17,235		$73,873,992.16
Total
Delinquent Receivables 61 + days past due	0.49%	84	0.81%	$601,286.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.50%	89	0.82%	$669,166.79
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	76	0.64%	$581,721.87
Three-Month Average Delinquency Ratio	0.47%		0.76%

Repossession in Current Period		12		$90,605.23
Repossession Inventory		32		$46,898.44

Charge-Offs
Gross Principal of Charge-Off for Current Period				$139,020.54
Recoveries				$(138,238.22)
Net Charge-offs for Current Period				$782.32

Beginning Pool Balance for Current Period				$81,816,461.39

Net Loss Ratio				0.01%
Net Loss Ratio for 1st Preceding Collection Period				-0.03%
Net Loss Ratio for 2nd Preceding Collection Period				0.11%
Three-Month Average Net Loss Ratio for Current Period				0.03%

Cumulative Net Losses for All Periods				$7,390,333.78
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$451,389.03
Number of Extensions				61